Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,374,000
Previously Paid Amount	0.00
Total Fee Amount	189.75
Total Offset Amount	0.00
Net Fee	189.75
Narrative - Max Aggregate Offering Price	$ 1,374,000
Final Prospectus	true